Finance Expense - Summary of Finance Expense (Detail) - CAD ($)				12 Months Ended
	Oct. 22, 2020	Jul. 10, 2020	Jun. 17, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Loss on settlement of payables (Note 16(j))	$ 10,690	$ 592,262	$ 765,000		$ 592,262
Interest on finance lease obligations (Note 11)				$ 1,340,492	345,958	$ 42,777
Interest and accretion on loans and other liabilities				1,683,969	61,558	29,598
Interest and accretion on convertible debentures					86,957	103,644
Finance cost on settlement of convertible debt					765,000
Interest and accretion on related party loan					11,728
Forgiveness of loan (Note 12(g))					(10,000)	0
Gain on settlement of debt (Note 16(m))					(10,690)
Other interest					80
Other income				(10)	80	(2,751)
Finance costs				$ 3,024,451	$ 1,842,853	$ 173,268